LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES
NOTE 8 - LEASES

Lessee Arrangements

The Company enters into leases in the normal course of business primarily as part of its operations in the different airports, back office operations, research and development offices and headquarters offices.

The table below presents the effects on the amounts relating to the Company’s total lease cost:

	Year ended December 31,
	2020	2019

Operating lease cost	$3,914	$3,421
Short-term lease cost	1,580	994
Total lease cost	$5,494	$4,415

Other information:
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	$3,962	$2,901

Right-of-use assets obtained in exchange for new operating lease liabilities	$4,941	$541

Weighted-average remaining lease term - operating leases	4.5 years	4.1 years

Weighted-average discount rate - operating leases	4.8%	5.0%

Supplemental balance sheet information related to operating leases was as follows:

	Year ended December 31,
	2020	2019
Operating lease ROU assets	$12,938	$10,367

Other current liabilities	$3,531	$2,725
Operating lease liabilities	9,333	7,562
Total operating lease liabilities	$12,864	$10,287

Future undiscounted lease payments for operation leases with initial terms of more than one year as of December 31, 2020 are as follows:

Year ending December 31,
2021	4,048
2022	3,122
2023	2,747
2024	2,194
2025	906
Thereafter	1,400
Total future minimum lease payments	14,417
Less: imputed interest	1,553
Total	$12,864